Disaggregated Revenues - Schedule of Disaggregated Revenues (Details) - Product Concentration Risk [Member] - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Customized software solutions [Member] | Revenue Benchmark [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	$ 581,537	$ 627,753
Percentage	86.80%	52.40%
Customized software solutions [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Disaggregated Revenues [Line Items]
Percentage	86.80%	15.20%
Cost of revenue	$ 548,152	$ 62,268
White label software [Member] | Revenue Benchmark [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue		$ 487,013
Percentage		40.70%
White label software [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Disaggregated Revenues [Line Items]
Percentage		72.50%
Cost of revenue		$ 297,305
Subscription services [Member] | Revenue Benchmark [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	$ 88,392	$ 82,800
Percentage	13.20%	6.90%
Subscription services [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Disaggregated Revenues [Line Items]
Percentage	13.20%	12.30%
Cost of revenue	$ 83,318	$ 50,547
Major Revenue [Member] | Revenue Benchmark [Member]
Schedule of Disaggregated Revenues [Line Items]
Revenue	$ 669,929	$ 1,197,566
Percentage	100.00%	100.00%
Major Cost of Revenue [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Disaggregated Revenues [Line Items]
Percentage	100.00%	100.00%
Cost of revenue	$ 631,470	$ 410,120
Staff costs and employee benefits [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Disaggregated Revenues [Line Items]
Percentage	12.40%	27.60%
Cost of revenue	$ 78,196	$ 113,238
Amortization of intangible assets [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Disaggregated Revenues [Line Items]
Percentage	67.30%	68.90%
Cost of revenue	$ 424,831	$ 282,702
Subcontracting costs [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Disaggregated Revenues [Line Items]
Percentage	19.50%	2.10%
Cost of revenue	$ 123,006	$ 8,628
Depreciation [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Disaggregated Revenues [Line Items]
Percentage	0.80%	1.40%
Cost of revenue	$ 5,437	$ 5,552
Disaggregated Cost of Revenues by Nature [Member] | Cost of Goods and Service Benchmark [Member]
Schedule of Disaggregated Revenues [Line Items]
Percentage	100.00%	100.00%
Cost of revenue	$ 631,470	$ 410,120